Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 number	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Number of customers	4,800,000
Short-term investments	$ 50,104,000	$ 100,676,000
Long-term investments		50,305,000
Agent liability	121,300,000	88,200,000
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities	114,700,000	135,700,000	125,200,000
Advertising costs	199,900,000	227,000,000	257,800,000
Accumulated amortization of deferred charges	26,000,000	12,700,000
TDS
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
TDS ownership of U.S. Cellular	84.00%
Income taxes (payable)	(34,800,000)	(1,100,000)
401(k)
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	15,400,000	17,100,000	15,500,000
Pension
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Defined contribution cost	10,400,000	12,400,000	11,600,000
Allowance for doubtful accounts
Accounts receivable
Allowance for doubtful accounts, beginning balance	26,902,000	23,537,000	25,816,000
Additions, net of recoveries	98,864,000	67,372,000	62,157,000
Deductions	(65,528,000)	(64,007,000)	(64,436,000)
Allowance for doubtful accounts, ending balance	60,238,000	26,902,000	23,537,000
Loyalty Rewards Program
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Change in accounting estimate, financial effect	As of December 31, 2013, U.S. Cellular estimated loyalty reward points breakage based on actuarial estimates and recorded a $7.4 million change in estimate, which reduced Customer deposits and deferred revenues in the Consolidated Balance Sheet and increased Service revenues in the Consolidated Statement of Operations.
Deferred revenue	116,200,000	56,600,000
Loyalty Rewards Program | Special issuance
Summary of Significant Accounting Policies and Recent Accounting Pronouncements
Deferred revenue	$ 43,500,000